Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General Information About Financial Statements Explanatory [Abstract]
Net loss	$ (23,625,542)	$ (13,591,117)	$ (7,657,208)
Retained earnings	$ (62,519,412)	$ (38,893,870)